Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Average daily tanker rate over remaining duration of charter contract	$ 29,139	$ 29,498
Discount rate over remaining duration of contract	8.82%	8.68%
Written down to aggregate estimated fair value	$ 800,000
Impairment of vessels, description	No other assets or liabilities were carried at fair value except for the impairment of three vessel asset groups.